Deferred Tax Assets, Net (Details) - Schedule of deferred tax assets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets, non-current
Deficit carried-forward	$ 78,201	$ 87,438	$ 20,600
Allowance	156,834	175,360	434,248
Deferred tax assets	235,035	262,798	454,848
Less: valuation allowance
Deferred tax assets, non-current	$ 235,035	$ 262,798	$ 454,848